Schedule of Prepaid Expenses and Other Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Prepaid expenses	$ 262,708	$ 202,294	$ 984,934
Other receivables	20,706	17,415	41,265
Prepaid expenses and other receivables	$ 283,414	$ 219,709	$ 1,026,199